                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10381
                                   ---------

                      PIMCO New York Municipal Income Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York 10105
              ----------------------------------------------------------
              (Address of principal executive offices)        (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
 -----------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: April 30
                         --------

Date of reporting period: October 31
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM I. Report to Shareholder

                               SEMI-ANNUAL REPORT
                                                                 1 0 . 3 1 . 0 4

PIMCO MUNICIPAL INCOME FUND
PIMCO CALIFORNIA MUNICIPAL INCOME FUND
PIMCO NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------

[PMF LISTED NYSE LOGO]       CONTENTS

                             Letter to Shareholders ......................     1

                             Performance & Statistics ....................   2-4

                             Schedules of Investments ....................  5-17

[PCQ LISTED NYSE LOGO]       Statements of Assets and Liabilities ........    18

                             Statements of Operations ....................    19

                             Statements of Changes in Net Assets ......... 20-21

                             Notes to Financial Statements ............... 22-28

[PNF LISTED NYSE LOGO]       Financial Highlights ........................ 29-31

                                                             PIMCO ADVISORS LOGO

                                                               December 16, 2004

PIMCO MUNICIPAL INCOME FUNDS LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to provide you with the semi-annual report of PIMCO Municipal
Income Fund, PIMCO California Municipal Income Fund, and PIMCO New York
Municipal Income Fund ("PIMCO Municipal Income Funds" or the "Funds") for the
six months ended October 31, 2004.

Please refer to the following pages for specific information for each of the
PIMCO Municipal Income Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site,
www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Funds' investment manager and Pacific
Investment Management Co. LLC, the Funds' sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Brian S. Shlissel
---------------------
Brian S. Shlissel
President, Chief Executive Officer

  10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUND PERFORMANCE & STATISTICS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------
SYMBOL:
PMF

OBJECTIVE:
To provide income exempt from federal income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income tax.

INCEPTION DATE:
June 29, 2001

TOTAL NET ASSETS(1):
$547.8 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                        MARKET PRICE                    NAV
--------------------------------------------------------------------------------
Six Months                                 10.73%                       5.24%
1 Year                                     13.08%                      10.90%
3 Years                                     6.59%                       5.98%
Commencement of Operations (6/29/01)
  to 10/31/04                               5.86%                       6.98%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/29/01) to 10/31/04
o Market Price
o NAV

             [LINECHART OMITTED]

          Market Price         NAV
-------------------------------------
6/29/01         15            14.33
                15            14.32
             15.04            14.42
             15.01            14.57
             15.05            14.62
             15.15            14.69
             15.16            14.82
             15.58            14.97
             15.34            14.84
             15.08            14.99
             15.05            14.95
              14.4            14.48
             14.98            14.57
             15.05            14.87
             14.96            14.65
             14.88            14.69
             14.84            14.64
             14.75            14.85
             15.01            15.09
             14.93            14.54
              14.9            14.37
                15            14.45
             14.75            13.98
             14.99            13.92
              14.2            13.96
             13.87            13.97
              14.6            14.05
             14.48            14.38
             14.72            14.44
             14.67            14.23
             14.86            14.32
             14.95            14.41
             14.96            14.35
             14.83            14.53
             14.92            14.48
              14.7            14.09
             14.76            13.97
             14.44            13.89
              14.3            13.91
             14.47             14.1
             14.45             14.2
             14.28            14.06
              14.6            14.22
              14.7            14.22
              14.6            14.29
             14.63            14.13
             14.64            13.97
             14.65            14.17
             14.79            14.29
             14.88            14.36
             14.85            14.44
              14.8            14.45
             14.75            14.42
             14.95            14.49
             14.98            14.48
              15.1            14.57
             14.66            14.94
             15.02            14.54
             15.06            14.54
             15.05             14.5
             14.92            14.43
             14.96            14.51
             15.04            14.74
                15            14.68
                15            14.83
             15.11            14.83
             15.11            14.91
             14.99            14.75
             14.69            14.18
             14.14             14.1
             14.79            14.25
             14.72            14.45
              14.5            14.29
             14.22            14.16
             14.18            14.13
             14.21            14.29
             14.25            14.27
             14.28            14.35
             14.23            14.35
             14.45            14.38
             14.28            14.29
              14.4            14.18
             14.22            14.26
             14.25            14.24
             14.49            14.25
             14.25            14.29
             14.35            14.33
              14.3            14.35
             14.48            14.45
             14.56            14.42
             14.13            14.17
             14.45            14.22
             14.33            13.77
             14.18            13.76
              14.2            13.99
             14.21            14.02
             14.28            14.08
             14.42            14.22
             14.57            14.26
             14.73            14.46
             14.75            14.43
             14.81            14.46
              14.9            14.53
             14.74            14.31
             14.89            14.25
             14.98            14.23
              14.8            14.11
             14.32             13.9
             14.06            13.74
             13.79            13.29
             13.93            13.47
             13.63            13.17
             13.74            13.19
              13.7            13.23
              13.9            13.32
             13.84            13.35
             13.78            13.68
             13.77            13.76
             13.86            13.73
             13.64            13.62
             13.65            13.58
             13.63            13.79
             13.73            13.85
             13.83             13.9
             13.84            14.07
             13.88            14.24
             13.85            14.28
             14.08            14.21
             14.05            14.25
             13.98            14.38
             13.92             14.4
             13.95            14.45
             14.38            14.66
             14.65            14.62
             14.66            14.64
             14.54            14.52
             14.74            14.64
             14.79            14.68
             14.49            14.71
             14.43            14.67
             14.71            14.81
             14.62            14.79
             14.72            14.75
             14.87             14.6
             14.68             14.4
             14.09            14.46
             13.96            14.31
             13.72            14.24
             13.55            14.11
             13.23            13.96
             13.05            13.71
             13.09            13.74
             13.31            13.81
             13.26            13.79
             13.14            13.66
             13.17            13.72
             13.06            13.76
             13.69            13.88
              13.8            13.97
              13.9            13.84
             13.71             13.9
             13.81            13.92
             14.05            14.04
             14.15               14
             14.14            14.05
             14.45            14.13
10/31/04     14.49            14.34

MARKET PRICE/NET ASSET VALUE:
------------------------------------------
Market Price                       $14.49
------------------------------------------
Net Asset Value                    $14.34
------------------------------------------
Premium to Net Asset Value           1.05%
------------------------------------------
Market Price Yield(3)                6.73%
------------------------------------------

MOODY'S RATINGS
(AS A % OF TOTAL INVESTMENTS)

                               [PIECHART OMITTED]

          Aaa     Aa       A       Baa         Ba      B      VMIG     NR
         35.4%    6.4%   11.9%     22.9%      2.6%    1.2%    0.5%    19.1%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange.
Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2004.

2 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND PERFORMANCE & STATISTICS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:
PCQ

OBJECTIVE:
To provide current income exempt from federal and California State income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal and California State income tax.

INCEPTION DATE:
June 29, 2001

TOTAL NET ASSETS(1):
$404.6 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN(2):                        MARKET PRICE                        NAV
--------------------------------------------------------------------------------
Six Months                                 10.01%                          6.14%
1 Year                                     12.25%                         11.66%
3 Years                                     3.83%                          5.43%
Commencement of Operations (6/29/01) to
  10/31/04                                  4.48%                          6.45%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/29/01) to 10/31/04
o Market Price
o NAV

               [LINECHART OMITTED]
6/29/04      14.33            15.00
             14.29            15.03
             14.36            15.01
             14.46            15.03
             14.49            15.09
             14.51            15.34
             14.65            15.25
             14.84            15.88
             14.78             15.5
              14.9            15.33
             14.93            15.31
             14.52            14.95
             14.67               15
              14.9            15.11
             14.76             15.1
             14.77            15.31
             14.76            15.23
             14.84            15.28
             14.92            15.35
              14.7            15.09
             14.53               15
             14.49            15.39
             14.07             15.1
             13.99            15.09
             13.96             14.6
             14.01             14.7
             14.06            14.86
             14.35            15.02
             14.36            15.06
             14.22            15.05
             14.28            15.02
             14.35            15.18
             14.31            15.28
              14.4            15.06
             14.36             15.2
                14             15.2
             13.83             14.9
             13.65             14.7
             13.63             14.5
             13.85            14.44
             13.98            14.36
             13.86            14.68
             14.03            14.95
             14.09             14.9
             13.96            14.97
             13.81             14.7
             13.96            14.57
             14.07             14.9
             14.15            14.76
              14.2            14.75
             14.21            14.82
             14.24            14.85
             14.34            14.96
             14.38            14.85
             14.41            14.78
             14.49            14.89
             14.32               15
             14.32            15.02
             14.28            15.13
             14.23            15.05
             14.34             15.2
             14.57            15.14
             14.64            15.35
             14.78             15.1
             14.84            15.05
             14.83            15.06
             14.64            14.95
             13.97            14.84
              13.9             14.7
             14.14            14.75
              14.3            15.01
             14.14             14.8
             14.01             14.8
                14            14.79
             14.16            14.46
             14.14            14.28
             14.15            14.09
             14.18            14.05
             14.18             14.5
             14.07             14.2
             13.97            14.13
             13.99            14.11
             13.96            14.14
             13.99            14.11
             14.01            14.02
             14.07               14
             14.18            14.03
             14.29            14.06
             14.25            13.94
             13.95            13.74
             14.13            13.98
             14.03            13.96
             13.97            14.11
             14.11            14.14
             14.14             14.1
             14.23            14.08
             14.29            14.14
             14.37            14.21
             14.51             14.8
              14.5            14.86
             14.55            14.94
              14.6            14.92
             14.36             14.5
             14.27            14.65
             14.25            14.55
             14.14            14.19
             13.92            13.58
              13.6            13.17
             13.13            13.08
             13.31            13.41
                13            13.39
             13.06            13.37
             13.11            13.45
             13.24            13.47
              13.3            13.56
              13.5             13.5
             13.56             13.4
              13.5            13.67
             13.38            13.67
              13.4            13.35
             13.61            13.43
             13.67            13.37
             13.71            13.45
             13.87            13.45
             14.03            13.29
             14.09            13.39
             14.02            13.37
             14.04            13.29
             14.13            13.29
             14.15            13.32
             14.21            13.36
              14.4            13.54
             14.35            13.77
             14.34            13.79
             14.24            13.78
             14.35             13.9
             14.39            13.88
             14.47            13.88
             14.43            13.99
             14.48             14.1
             14.43             14.1
             14.39            14.07
             14.24            14.11
             14.16            13.96
             14.23            13.35
             14.09            13.33
             14.06            13.13
             13.92            13.19
             13.73            13.19
             13.47            13.07
              13.5            13.12
             13.65            13.18
             13.58             13.2
             13.46            13.08
             13.54            12.88
             13.61            12.88
             13.78            13.14
             13.85            13.17
             13.77            13.24
              13.8            13.32
             13.78            13.45
             14.04             13.9
             13.96             13.7
             14.01            13.84
             14.09             13.8
             14.11             13.9
             14.08            13.85
             14.12            13.94
             14.21            14.05
             14.14            13.82
             14.18            14.13
             14.17             13.9
             14.25            13.94
10/31/04     14.29            14.03

MARKET PRICE/NET ASSET VALUE:
---------------------------------------
Market Price                    $14.03
---------------------------------------
Net Asset Value                 $14.29
---------------------------------------
Discount to Net Asset Value       1.82%
---------------------------------------
Market Price Yield(3)             6.59%
---------------------------------------

MOODY'S RATINGS (AS A % OF TOTAL INVESTMENTS)

                               [PIECHART OMITTED]

                Aaa     Aa      A       Baa     Ba     VMIG     NR
               47.0%   2.9%    2.3%    19.5%   2.3%    0.4%    25.6%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange.
Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2004.

                    10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND PERFORMANCE & STATISTICS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:
PNF

OBJECTIVE:
To provide current income exempt from federal, New York State and New York City income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York State and New York City income tax.

INCEPTION DATE:
June 29, 2001

TOTAL NET ASSETS(1):
$163.1 million

PORTFOLIO MANAGER:
Mark McCray

TOTAL RETURN (2):                              MARKET PRICE                 NAV
--------------------------------------------------------------------------------
Six Months                                        12.98%                   4.61%
1 Year                                            9.85%                    7.98%
3 Years                                           5.06%                    4.70%
Commencement of Operations (6/29/01) to
  10/31/04                                        4.24%                    5.00%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/29/01) to 10/31/04
o Market Price
o NAV

           [LINE CHART OMITTED]

             NAV          Market Price
-----------------------------------------
6/29/01      14.33              15
             14.33            15.09
             14.38             15.1
             14.46            15.07
             14.58            15.01
             14.59            15.06
             14.67             15.2
             14.81             15.4
             14.73             15.4
             14.79            15.18
             14.73            15.33
             14.27            14.25
             14.31            14.89
             14.57             14.9
             14.39            14.81
             14.36             14.7
             14.25            14.75
             14.47            14.63
             14.56            14.83
             14.19            14.96
             13.97            14.88
             14.11             14.7
             13.58            14.62
             13.54             14.6
             13.53             13.7
             13.51             13.7
             13.61            13.95
             14.02            14.44
             14.13            14.76
             13.89             14.8
             13.98            14.73
             14.14            14.73
              14.1             14.8
             14.33             14.7
             14.28            14.77
             13.87            14.55
             13.64             14.5
             13.58            13.93
              13.6            14.17
             13.81            14.18
             13.92            14.25
             13.78            14.31
             13.94            14.27
             13.96            14.37
             13.78            14.34
             13.55               14
             13.71            13.96
             13.85             14.1
              13.9            14.33
             13.99            14.31
             13.98            14.32
             13.93            14.27
             14.02            14.44
             14.02             14.9
             14.11             14.7
             14.17            14.58
             14.06               15
             14.05             14.8
             14.03            14.75
             13.97            14.67
             14.05            14.56
             14.28             14.7
             14.24            14.63
             14.39            14.55
             14.46            14.66
              14.5            14.75
             14.33             14.6
             13.73            14.18
             13.67            14.12
             13.86            14.37
             14.05            14.34
              13.9            13.93
             13.75            14.18
             13.72            14.05
             13.94            13.89
             13.96            13.69
             14.03            13.63
             14.12             13.5
             14.15            13.95
             13.92             13.8
             13.86             13.8
             13.85            13.42
             13.86             13.5
             13.88            13.51
             13.92            13.48
             13.94            13.51
             13.97             13.5
             14.04            13.68
             14.07            13.46
             13.75            13.23
             13.89            13.48
             13.31             13.5
             13.22            13.42
             13.46            13.38
             13.48            13.46
             13.53             13.6
             13.64            13.77
             13.63            14.08
             13.82            14.28
             13.83            14.31
             13.86            14.37
             13.91            14.48
             13.71            14.36
             13.72            14.49
             13.69             14.4
             13.58             14.4
             13.36               14
              13.2            13.77
             12.54            13.37
             12.96            13.45
             12.63             13.1
             12.68            13.25
             12.75            13.35
             12.86            13.39
             12.91            13.51
             13.22            13.47
             13.35            13.42
             13.26            13.52
             13.13            13.36
             13.08            13.38
             13.43             13.5
             13.45             13.5
             13.48             13.5
             13.65            13.23
             13.82            13.19
             13.86            13.31
             13.79            13.35
              13.8             13.3
             13.85            13.42
             13.86            13.34
             13.91            13.36
              14.1             13.6
             14.06            13.91
             14.05            13.97
             13.92            13.83
             14.05            14.05
             14.09            14.03
             14.13            14.14
             14.07            14.17
             14.15            14.04
             14.15            14.19
             14.13            14.23
                14            14.16
              13.8            14.06
             13.87            13.56
             13.67            13.07
             13.55            12.78
             13.44             12.7
             13.21             12.6
             12.93            12.02
             12.95             12.2
             13.08            12.64
                13            12.77
             12.85            12.64
             12.95            12.51
             12.99          12.6444
             13.19            12.84
             13.29            13.01
             13.16            13.03
             13.22             12.9
             13.22            13.12
             13.37            13.41
             13.33            13.27
             13.39            13.25
             13.46            13.26
              13.5            13.43
             13.46             13.5
             13.48            13.55
             13.54             13.6
              13.5            13.36
             13.51            13.65
              13.5            13.69
             13.57            13.75
10/31/04     13.59            13.87

MARKET PRICE/NET ASSET VALUE:
-----------------------------------------
Market Price                       $13.87
-----------------------------------------
Net Asset Value                    $13.59
-----------------------------------------
Premium to Net Asset Value          2.06%
-----------------------------------------
Market Yield Price(3)               6.49%
-----------------------------------------

MOODY'S RATINGS
(AS A % OF TOTAL INVESTMENTS)

                               [PIECHART OMITTED]

               Aaa     Aa       A       Ba       Baa    VMIG1
              49.6%   25.3%   16.9%    2.2%      5.1%    0.9%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange.
Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2004.

4 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                       Credit Rating
    (000)                                                                       (Moody's/S&P)      Value
------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES--88.1%

            ALABAMA--2.1%
$   2,500   Birmingham Baptist Medical Center., Baptist Health System,
              5.875%, 11/15/24, Ser. A                                             Baa1/NR      $  2,619,625
    8,000   Huntsville Health Care Auth., 5.75%, 6/1/31, Ser. A                     A2/NR          8,379,360
                                                                                                ------------
                                                                                                  10,998,985
                                                                                                ------------
            ALASKA--0.9%
    6,000   Northern Tobacco Securitization Corp., 5.50%, 6/1/29                   Baa3/BBB        5,055,480
                                                                                                ------------
            ARIZONA--0.4%
    2,000   Apache Cnty. Indl. Dev. Auth. Pollution Control Rev., Tucson
              Electric Power Co., 5.875%, 3/1/33                                    Ba3/B+         2,000,360
                                                                                                ------------
            CALIFORNIA--1.8%
   10,000   Golden State Tobacco Securization Corp. Rev.,
              6.75%, 6/1/39, Ser. 2003-A-1                                         Baa3/BBB        9,880,500
                                                                                                ------------
            COLORADO--2.4%
    3,000   Denver Health & Hospital Auth. Healthcare Rev.,
              5.375%-6.00%, 12/1/23-12/1/28, Ser. A                                Baa3/BBB        3,026,320
   12,400   Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24          NR/AAA         4,642,188
    4,965   Northwest Parkway Public Highway Auth.,
              7.125%, 6/15/41, Ser. D                                              Ba1/BB+         5,260,765
                                                                                                ------------
                                                                                                  12,929,273
                                                                                                ------------
            CONNECTICUT--0.2%
    1,000   State Dev. Auth. Pollution Control Rev., Conn. Light & Power,
              5.85%, 9/1/28                                                         A3/BBB         1,058,020
                                                                                                ------------
            DISTRICT OF COLUMBIA--1.1%
    5,855   Tobacco Settlement Finance Corp., 6.25%, 5/15/24                       Baa3/BBB        5,662,780
                                                                                                ------------
            FLORIDA--1.8%
    9,000   Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
              6.00%, 11/15/31, Ser. A                                                A2/A          9,696,960
                                                                                                ------------
            GEORGIA--2.4%
   10,000   Municipal Electric Auth. Power Rev., 5.50%, 1/1/20, Ser. Z (MBIA)      Aaa/AAA        11,780,000
    1,000   State GO, 5.50%, 7/1/13 Ser. C                                         Aaa/AAA         1,163,700
                                                                                                ------------
                                                                                                  12,943,700
                                                                                                ------------
            ILLINOIS--12.0%
   10,115   Chicago Board of Education GO, zero coupon, 12/1/31, Ser. A (FGIC)     Aaa/AAA         2,402,414
    9,080   Chicago GO, 5.375%, 1/1/34, Ser. A (FGIC)                              Aaa/AAA         9,512,934
    2,000   Chicago Water Rev., 5.25%, 11/1/27 (FGIC) (Pre-refunded @ 102,
              11/1/07) (a)                                                         Aaa/AAA         2,217,020
    6,260   Dev. Finance Auth. Hospital Rev., Adventist Health System,
              5.50%-5.65%, 11/15/24-11/15/29                                         A2/A          6,426,956
    5,000   Educational Facs. Auth. Rev., Chicago Univ., 5.25%, 7/1/41, Ser. A      Aa1/AA         5,187,900

                    10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 5

PIMCO MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                       Credit Rating
    (000)                                                                       (Moody's/S&P)       Value
------------------------------------------------------------------------------------------------------------

            ILLINOIS--(CONTINUED)
$   1,115   Educational Facs. Auth. Rev., Midwestern Univ.,
              5.50%, 5/15/18, Ser. B                                                NR/A-       $  1,173,627
    3,000   Health Facs. Auth. Rev., Decatur Memorial Hospital, 5.75%, 10/1/24       A2/A          3,122,850
    5,425   Health Facs. Auth. Rev., Silver Cross Hospital, 5.50%, 8/15/25          NR/A-          5,494,928
   15,690   Lake Cnty. Community High School District, GO, zero coupon,
              2/1/19-2/1/22, Ser. B (FGIC)                                         Aaa/AAA         7,555,643
    7,345   Regional Transportation Auth., 5.50%, 6/1/23, Ser. B (FGIC)            Aaa/AAA         8,557,439
    3,000   State Sales Tax Rev., 5.125%, 6/15/20                                  Aa3/AAA         3,217,800
    5,000   Univ. Rev., Auxiliary Fac. System, 5.25%, 4/1/32, Ser. B (FGIC)        Aaa/AAA         5,206,650
    4,000   Winnebago Boone ETC Cntys., Rock Valley Community College,
              5.30%, 10/1/18 (FGIC)                                                 Aaa/NR         4,321,440
                                                                                                ------------
                                                                                                  64,397,601
                                                                                                ------------
            INDIANA--1.8%
    6,500   Carmel School Building Corp., 5.00%, 7/15/22 (MBIA)                    Aaa/AAA         6,869,330
    2,725   Richland Beanblossom School Building Corp., 5.00%, 1/15/22 (FGIC)      Aaa/AAA         2,862,367
                                                                                                ------------
                                                                                                   9,731,697
                                                                                                ------------
            KANSAS--3.9%
            Wichita Hospital Rev.,
    5,000     5.625%, 11/15/31, Ser. III,                                           NR/A+          5,248,400
   14,370     6.25%, 11/15/24, Ser. XI,                                             NR/A+         15,464,850
                                                                                                ------------
                                                                                                  20,713,250
                                                                                                ------------
            KENTUCKY--0.8%
    3,845   Dev. Finance Auth. Hospital Rev., 6.00%, 10/1/19                         A3/A          4,336,160
                                                                                                ------------
            LOUISIANA--6.7%
   10,000   Local Gov't Environmental Facs., Community Dev. Auth. Rev.,
              6.55%, 9/1/25                                                          NR/A         11,413,000
   27,890   Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39               Baa3/BBB       24,472,081
                                                                                                ------------
                                                                                                  35,885,081
                                                                                                ------------
            MARYLAND--0.2%
    1,150   Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)            Aaa/AAA         1,190,043
                                                                                                ------------
            MICHIGAN--4.7%
    2,000   Detroit GO, 5.375%, 4/1/15-4/1/17, Ser. A-1 (MBIA)                     Aaa/AAA         2,232,310
    5,650   Forest Hills Public School, GO, 5.25%, 5/1/18                           Aa2/NR         6,169,857
    3,000   Mount Clemens Community School Dist., 5.00%, 5/1/31                     Aa1AAA         3,062,070
       50   Royal Oak Hospital Finance Auth., William Beaumont Hosp.,
              5.25%, 11/15/35, Ser. M (MBIA)                                       Aaa/AAA            51,660
    4,000   State Hospital Fac. Auth. Rev., Detroit Medical Center,
              6.25%, 8/15/13                                                        Ba3/B          3,780,040
    2,000   State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution
              Control Co., 5.45%, 9/1/29                                            A3/A-          2,075,960

6 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

-------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                  Credit Rating
    (000)                                                                  (Moody's/S&P)      Value
-------------------------------------------------------------------------------------------------------

            MICHIGAN--(CONTINUED)
$   3,000   Taylor Tax lncrement Finance Auth., 5.375%, 5/1/17 (FSA)          Aaa/AAA      $  3,313,230
    6,255   Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15              NR/NR          4,907,610
                                                                                           ------------
                                                                                             25,592,737
                                                                                           ------------
            MINNESOTA--0.6%
    3,000   Agricultural & Economic Dev. Board Rev., Health Care Syst.,
              6.375%, 11/15/29, Ser. A                                          A2/A          3,275,670
                                                                                           ------------
            MISSOURI--0.5%
    2,500   Interstate 470 & 350 Transportation Dev., Motranson Rev.,
              6.35%, 5/1/22                                                    NR/NR          2,554,775
                                                                                           ------------
            NEVADA--1.4%
    3,000   Clark Cnty. Airport Rev., 5.25%, 7/1/34, Ser. B (FGIC)            Aaa/AAA         3,110,610
    4,250   Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)     Aaa/AAA         4,441,377
                                                                                           ------------
                                                                                              7,551,987
                                                                                           ------------
            NEW HAMPSHIRE--0.6%
    3,000   State Business Finance Auth. Pollution Control Rev., Conn.
              Light & Power Co., 5.85%, 12/1/22                                A3/BBB         3,172,950
                                                                                           ------------
            NEW JERSEY--4.2%
    1,615   Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
              5.60%-6.00%, 2/15/07-2/15/27                                    Baa3/BBB        1,652,656
            Economic Dev. Auth. Rev., Arbor Glen,
    2,510     5.875%, 5/15/16, Ser. A                                          NR/NR          2,490,246
      490     5.875%, 5/15/16, Ser. A (Pre-refunded @ 102, 5/15/09) (a)        NR/NR            568,067
   16,550   Economic Dev. Auth. Rev., Kapkowski Landfill Project,
              5.75%, 4/1/31                                                   Baa3/NR        17,674,904
                                                                                           ------------
                                                                                             22,385,873
                                                                                           ------------
            NEW MEXICO--0.5%
    2,500   Farmington Pollution Control Rev., Public Service Co.,
              5.80%, 4/1/22                                                   Baa2/BBB        2,542,925
                                                                                           ------------
            NEW YORK--1.1%
    3,000   New York City Municipal Water Finance Auth., Water & Sewer
              Syst. Rev., 5.00%, 6/15/39 Ser. A                               Aa2/AA+         3,061,860
    2,875   Westchester Cnty. Health Care Corp. Rev.,
              5.875%, 11/1/25, Ser. A                                          Ba1/BB         2,818,966
                                                                                           ------------
                                                                                              5,880,826
                                                                                           ------------
            NORTH CAROLINA--0.6%
    3,000   State Facs. Finance Agcy. Rev., Duke Univ. Project,
              5.125%, 10/1/41, Ser. A                                         Aa1/AA+         3,083,280
                                                                                           ------------
            OHIO--1.3%
    5,065   Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
              5.625%-5.75%, 10/1/17-10/1/18                                    A1/AA-         5,514,049
    1,235   State Turnpike Rev., 5.50%, 2/15/15                                Aa3/AA         1,382,780
                                                                                           ------------
                                                                                              6,896,829
                                                                                           ------------

                    10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 7

PIMCO MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)       Value
------------------------------------------------------------------------------------------------------------

            PENNSYLVANIA--4.3%
$   5,780   Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B      B2/B        $  6,674,513
    1,000   Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30      Baa1/BBB+        1,017,860
    1,095   Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)                 Aaa/AAA         1,190,199
    2,575   Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17    NR/BBB-         2,654,568
    4,610   Philadelphia Hospital. & Higher Education Fac. Hospital Rev.,
              Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A                     Baa2/BBB        4,677,767
    6,200   State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
              6.00%, 1/15/31, Ser. A                                                NR/A          6,626,808
                                                                                               ------------
                                                                                                 22,841,715
                                                                                               ------------
            PUERTO RICO--0.3%
    1,600   Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                     A3/A-          1,662,832
                                                                                               ------------
            RHODE ISLAND--3.0%
   18,000   Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A        Baa3/BBB       16,150,500
                                                                                               ------------
            SOUTH CAROLINA--4.4%
    5,500   Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
              5.50%, 10/1/21-10/1/26                                                A2/A          5,710,240
    3,000   Jobs Economic Dev. Auth. Hospital Facs. Rev.,
              Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)                NR/AA          3,122,700
   15,600   Tobacco Settlement Rev., 6.375%, 5/15/30, Ser. B                      Baa3/BBB       14,569,464
                                                                                               ------------
                                                                                                 23,402,404
                                                                                               ------------
            TENNESSEE--1.7%
    9,320   Memphis Health Educational & Housing Fac.,
              Wesley Housing Corp. Project, 6.95%, 1/1/20 (b)                      NR/NR          9,318,882
                                                                                               ------------
            TEXAS--11.7%
    1,750   Austin Convention Enterprises Inc., 5.75%, 1/1/32, Ser. B              A3/NR          1,789,865
    4,000   Austin Water & Wastewater System Rev.,
              5.25%, 5/15/31, Ser. A & B (FSA)                                    Aaa/AAA         4,163,520
    2,935   Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac.,
              5.25%, 11/15/19                                                      NR/A-          2,984,983
    2,865   Corpus Christi Refinance & Improvement, GO,
              5.375%, 3/1/18 (FSA)                                                Aaa/AAA         3,152,044
    3,680   Duncanville Independent. School Dist., 5.25%, 2/15/32, Ser. B.        Aaa/AAA         3,833,272
    5,000   Harris Cnty. Health Fac. Dev. Corp., Christus Health,
              5.375%, 7/1/29, Ser. A (MBIA)                                       Aaa/AAA         5,206,050
    7,000   Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann
              Healthcare, 6.375%, 6/1/29                                            A2/A          7,737,380
    1,840   Houston Water Conveyance System, CP.,
              6.25%, 12/15/12, Ser. J (AMBAC)                                     Aaa/AAA         2,217,844
    2,000   Mansfield Independent. School Dist., GO, 5.25%, 2/15/23               Aaa/AAA         2,123,860
    4,380   Southlake Parks Dev. Corp., Sales Tax Rev.,
              5.60%, 8/15/31 (AMBAC)                                              Aaa/AAA         4,672,891

8 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

---------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                    Credit Rating
    (000)                                                                    (Moody's/S&P)      Value
---------------------------------------------------------------------------------------------------------

            TEXAS--(CONTINUED)
$  19,990   State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)     Aaa/AAA      $  7,018,689
    4,530   State Water Financial Assistance GO, 5.30%, 8/1/18, Ser. A           Aa1/AA         4,938,425
    7,450   Water Dev. Board Rev., 5.125%, 7/15/18                              Aaa/AAA         7,763,273
    4,920   University of Texas, Permanent Univ. Fund, 5.00%, 7/1/26, Ser B     Aaa/AAA         5,083,442
                                                                                             ------------
                                                                                               62,685,538
                                                                                             ------------
            UTAH--1.3%
    7,000   Salt Lake Cnty. Hospital Rev., IHC Health Services,
              5.125%, 2/15/33 (AMBAC)                                           Aaa/AAA         7,224,770
                                                                                             ------------
            WASHINGTON--3.6%
            Cowlitz Cnty. School Dist., GO,
      910     5.625%, 12/1/14 (FSA)                                              Aaa/NR         1,048,129
    2,210     5.625%, 12/1/16 (FSA) (Pre-refunded @ 100, 12/1/11) (a)            Aaa/NR         2,571,291
    5,000   Kent, GO, 5.375%, 12/1/20 (MBIA)                                    Aaa/AAA         5,449,200
    5,420   King Cnty. School Dist., GO, 5.25%, 12/1/21, Ser. A (MBIA)          Aaa/AAA         5,861,622
    4,000   Northwest Energy Electric Rev., 5.50%, 7/1/13-7/1/15, Ser. A        Aaa/AA-         4,600,600
                                                                                             ------------
                                                                                               19,530,842
                                                                                             ------------
            WISCONSIN--3.8%
   14,785   Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17              Baa3/BBB       14,644,577
    3,515   State GO, 5.00%, 5/1/22, Ser. A (FGIC)                              Aaa/AAA         3,705,759
    2,230   State Health & Educational Fac. Auth. Rev.,
              Kenosha Hospital & Medical Center., 5.625%, 5/15/29                 NR/A          2,279,305
                                                                                             ------------
                                                                                               20,629,641
                                                                                             ------------
            Total Municipal Bonds & Notes (cost--$457,898,798)                                472,864,866
                                                                                             ------------
VARIABLE RATE NOTES (c)(d)(e)--10.5%
            HAWAII--0.7%
    3,468   Honolulu City & Cnty. Wastewater System Rev.,
              7.95%, 7/1/23, Ser. 400 (FGIC)                                     Aaa/NR         3,829,854
                                                                                             ------------
            ILLINOIS--2.7%
    7,253   Cook Cnty. GO, 7.97%, 11/15/28, Ser. 458 (FGIC)                      Aaa/NR         7,496,909
    6,900   Educational Fac. Auth. Rev., 7.92%, 7/1/26                           NR/AA          7,146,468
                                                                                             ------------
                                                                                               14,643,377
                                                                                             ------------
            MASSACHUSETTS--1.1%
    5,000   State Health & Educational Fac. Auth. Rev., 9.19%, 1/1/10            NR/NR          5,955,500
                                                                                             ------------
            NEW YORK--1.3%
    6,500   New York City Municipal Water Auth. Rev., 7.66%, 6/15/05             NR/AA+         7,027,800
                                                                                             ------------
            TENNESSEE--1.1%
    5,000   Memphis Electric System Rev., 7.97%, 12/1/11                         Aaa/NR         6,111,600
                                                                                             ------------

                    10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                               Credit Rating
    (000)                                                               (Moody's/S&P)            Value
------------------------------------------------------------------------------------------------------------

            TEXAS--2.7%
$    4,250  Harris Cnty. Health Fac. Dev. Corp. Rev., 8.42% 2/15/21         NR/AA              $  4,504,660
     8,988  Harris Cnty. Health Fac. Dev. Corp.,
              8.72%, 7/1/29, Ser. 357 (MBIA)                                Aaa/NR                9,728,250
                                                                                               ------------
                                                                                                 14,232,910
                                                                                               ------------
            WASHINGTON--0.9%
     4,500  Seattle GO, 8.20%, 12/15/28, Ser. 348                           Aa1/NR                4,688,460
                                                                                               ------------
            Total Variable Rate Notes (cost--$50,437,158)                                        56,489,501
                                                                                               ------------
VARIABLE RATE DEMAND NOTES (c)(f)--0.5%
            CALIFORNIA--0.1%
       400  Metropolitan Water District, Southern CA Waterworks Rev.,
              1.70%, 11/1/04                                              VMIG1/A-1+                400,000
                                                                                               ------------
            ILLINOIS--0.2%
     1,100  State Health Facs. Auth. Rev., 1.74%, 11/1/04 (MBIA)          VMIG1/A-1+              1,100,000
                                                                                               ------------
            TEXAS--0.2%
     1,000  Gulf Coast Waste Disposal. Auth. Pollution Control Rev.,
              1.63%, 11/1/04                                              VMIG1/A-1+              1,000,000
                                                                                               ------------
            Total Variable Rate Demand Notes (cost--$2,500,000)                                   2,500,000
                                                                                               ------------
U.S. TREASURY BILLS (g)--1.4%
     7,509  1.56%-1.69%, 12/2/04-12/16/04 (cost-$7,494,184)                Aaa/AAA                7,493,320
                                                                                               ------------
            Total Investments, before call options written (cost--$518,330,140)--100.5%         539,347,687
                                                                                               ------------
CALL OPTIONS WRITTEN (h)--(0.5)%

Contracts
---------
            U.S. Treasury Bond Futures, Chicago Board of Trade:
      (293)   Strike price $108, expires 11/26/04                                                (1,721,375)
      (160)   Strike price $109, expires 11/26/04                                                  (735,000)
      (274)   Strike price $114, expires 11/26/04                                                  (154,125)
                                                                                               ------------
            Total call options written (premiums received--$1,721,266)                           (2,610,500)
                                                                                               ------------
            TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost--$516,608,874)--100.0%        $536,737,187
                                                                                               ------------

10 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CALIFORNIA MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

----------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                     Credit Rating
    (000)                                                                     (Moody's/S&P)       Value
----------------------------------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BONDS & NOTES--88.9%
$  1,000  ABAG Finance Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19           NR/BBB+      $  1,029,160
   1,000  ABAG Finance Auth. for Nonprofit Corps., Rev., 5.375%, 11/15/25          NR/A          1,058,540
   1,385  Alvord Unified School District, GO, 5.375%, 8/1/29, Ser. C (FSA)        Aaa/NR         1,475,911
   1,650  Apple Valley, CP, 5.375%, 6/1/21                                         NR/A          1,775,054
   2,000  Baldwin Park Monrovia School Facs., Grant Financing Auth.,
            Rev., 5.00%, 10/1/36 (AMBAC)                                         Aaa/AAA         2,044,440
   6,405  Campbell Union High School District, GO, 5.50%, 8/1/30 (FSA)            Aaa/NR         6,922,204
   2,250  Capistrano Unified School District Community Fac. District,
            Special Tax, 5.75%, 9/1/29                                            NR/NR          2,281,455
   8,250  Carson Improvement Board Act 1915, Special Assessment,
            6.35%-6.375%, 9/2/23-9/2/31                                           NR/NR          8,515,980
   5,250  Central JT Powers Health Finance Auth., CP, 5.75%, 2/1/31             Baa2/BBB-        5,308,327
   4,140  Charter Oak Unified School District, GO, 5.00%, 7/1/28, Ser. B
            (FSA)                                                                Aaa/AAA         4,283,865
   7,750  Contra Costa Cnty. Public Financing Auth., Tax Allocation Rev.,
            5.125%-5.85%, 8/1/19-8/1/33                                           NR/BBB         8,153,709
   2,750  CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA)               Aaa/AAA         2,839,677
   3,635  Cucamonga Cnty. Water District, CP, 5.125%, 9/1/35 (FGIC)              Aaa/AAA         3,761,425
   1,775  Educational Fac. Auth. Rev., zero coupon, 9/1/10 (AMBAC)               Aaa/AAA         1,470,126
  25,215  El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC)                       Aaa/AAA        25,932,645
  10,000  Foothill Eastern Corridor Agcy., Toll Road Rev., zero coupon,
            1/15/33-1/15/34                                                     Baa3/BBB-        1,805,300
   4,170  Fremont Community Fac. District, Special Tax., 6.00%-6.30%,
            9/1/18-9/1/31                                                         NR/NR          4,303,723
          Golden State Tobacco Securization Corp., Tobacco Settlement Rev.,
  27,655    6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                            Baa3/BBB       26,749,473
     540    7.875, 6/1/42, Ser. A-3                                              Baa3/BBB          581,213
          Health Fac. Financing Auth. Rev.,
     500    5.00%, 3/1/33                                                          NR/A            496,220
   3,110    5.00%, 7/1/18-7/1/28, Ser. A                                        Baa1/BBB+        3,117,316
   5,315    5.125%, 7/1/18                                                       NR/BBB+         5,405,886
   3,000    5.25%, 10/1/14, Ser. B                                                A3/AAA         3,260,040
   6,250  Infrastructure & Economic Dev. Bank Rev., 5.00%, 7/1/36 (AMBAC)        Aaa/AAA         6,440,063
  14,000  La Quinta Redev. Agcy., Tax Allocation, 5.00%-5.125%,
            9/1/21-9/2/32 (AMBAC)                                                Aaa/AAA        14,596,560
   1,550  Lincoln Public Finance Auth. Rev., 6.125%, 9/2/27                       NR/NR          1,599,957
     845  Los Angeles Community Redev. Agcy., Freeway Recovery Tax
          Allocation, 5.875%-6.00%, 9/1/26-9/1/31                                 NR/NR            825,568
   6,250  Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales
            Tax Rev., 4.75%, 7/1/28, Ser. B                                      Aaa/AAA         6,277,312
   3,250  Los Angeles Unified School District, GO, 5.125%, 7/1/21, Ser. E
           (MBIA)                                                                Aaa/AAA         3,504,605

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 11

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                      Credit Rating
    (000)                                                                      (Moody's/S&P)        Value
------------------------------------------------------------------------------------------------------------

          Los Angeles Water & Power Rev., Ser. A-A-1,
$  3,000    5.00%, 7/1/11 (MBIA)                                                  Aaa/AAA      $  3,352,020
  13,000    5.25%, 7/1/21 (FSA)                                                   Aaa/AAA        14,171,300
   1,000  Menifee Union School District, Special Tax, 6.40%, 9/1/31                NR/NR          1,021,480
   2,665  Merced Irrigation District Electric System Rev., 6.50%, 9/1/22          Baa3/NR         2,747,748
          Metropolitan Water District, Southern CA, Waterworks Rev.,
     750    5.00%, 7/1/26, Ser. A                                                 Aa2/AA+           771,428
   2,750    5.00%, 7/1/26, Ser. A (Pre-refunded @ 101, 1/1/08) (a)                Aa2/AAA         3,023,680
   5,820  Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)           Aaa/AAA         6,089,059
   3,730  Murrieta Valley Unified School District, Special Tax,
            6.30%-6.50%, 9/1/18-9/1/31                                             NR/NR          3,886,046
   6,255  Orange Cnty. Sanitation District, CP, 5.25%, 2/1/30 (FGIC)              Aaa/AAA         6,613,787
   1,080  Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21       NR/A-          1,161,616
   1,010  Pomona Unified School District, GO, 6.10%, 2/1/19, Ser. A (MBIA)        Aaa/AAA         1,251,016
   1,690  Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24                 NR/NR          1,761,487
   2,770  Rancho Mirage Redev. Agcy., Tax Allocation, 5.50%-5.625%,
            4/1/24-4/1/33                                                        Baa1/BBB+        2,913,336
   8,305  Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)                             Aaa/AAA         8,610,790
   1,000  Riverside Cnty. Public Auth. Financing., Tax Allocation, 5.625%,
            10/1/33, Ser. A                                                      Baa2/BBB-        1,028,340
   1,850  Riverside Improvement Board Act 1915, Special Assessment,
            6.15%-6.375%, 9/2/19-9/2/26                                            NR/NR          1,918,056
     575  Roseville, Woodcreek Community Fac. District, Special Tax,
            6.375%, 9/1/27                                                         NR/NR            612,501
   2,000  Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A                        NR/A          2,086,980
   6,855  Sacramento, Special Tax, 5.70%-6.15%, 9/1/21-9/1/26                      NR/NR          7,033,489
     545  San Diego Cnty., CP, 5.25%, 10/1/28                                      A2/NR            569,683
   1,000  San Diego Cnty., Water Auth. Rev., CP, 5.00%, 5/1/32, Ser. A (MBIA)     Aaa/AAA         1,022,920
   3,330  San Francisco Bay Area Rapid Transit District Rev., 5.125%,
            7/1/36 (AMBAC)                                                        Aaa/AAA         3,431,032
     720  San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax,
            6.125%, 8/1/31,                                                        NR/NR            738,072
   5,065  San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)                             Aaa/AAA         5,345,196
          San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev.,
            Ser. A,
   5,000    zero coupon, 1/15/19                                                   Ba2/BB         4,343,250
   5,000    5.50%, 1/15/28                                                         Ba2/BB         4,694,500
     230  San Jose Improvement Board Act 1915, Special Assessment,
            5.60%, 9/2/17, Ser. 24Q                                                NR/NR            237,162
   5,000  San Jose Unified School District, Santa Clara Cnty., GO,
            5.125%, 8/1/25, Ser. D (FSA)                                           Aaa/NR         5,250,900
  26,450  San Juan Unified School District, GO, zero coupon,
            8/1/22-8/1/26 (FSA)                                                   Aaa/AAA         9,738,905
     600  Santa Ana Financing. Auth., Rev., 5.60%, 9/1/19                          NR/BBB           638,952

12 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                                 Credit Rating
    (000)                                                                                 (Moody's/S&P)       Value
------------------------------------------------------------------------------------------------------------------------

$  1,815    Santa Clara CP, 5.00%, 2/1/32 (AMBAC)                                            Aaa/AAA      $   1,861,718
   1,435    Santa Maria JT Union High School Dist., GO, 5.25%, 8/1/25, Ser. A (FSA)          Aaa/AAA
            Statewide Community Dev. Auth., CP,                                                               1,561,696
   8,000      5.375%, 4/1/30                                                                 NR/BBB-          7,972,080
   8,000      6.50%, 7/1/20                                                                 Baa1/BBB+         8,934,080
            Statewide Community Dev. Auth., Rev.,
  15,250      5.125%, 10/1/30, Ser. A,                                                         NR/A          15,384,658
   4,000      5.50%, 8/15/34, Ser. B                                                          A1/AA-          4,163,960
   3,000      5.50% 11/15/33                                                                   NR/A           3,136,740
   9,900      6.625%, 10/1/31-11/1/31                                                         NR/NR          10,057,372
   2,550      6.75%, 6/1/28 (b)                                                               NR/NR           2,671,252
  10,800    Tobacco Securitization Auth. Rev., Ser. A, 5.25%-5.375%,
              6/1/31-6/1/41                                                                  Baa3/BBB         8,699,853
   6,865    Tustin Unified School Dist., Special Tax, 5.50%-5.625%,
              9/1/22-9/1/32
            University Rev.,                                                                  NR/NR           6,945,701
  10,000      5.00%, 5/15/36, Ser. A (AMBAC)                                                 Aaa/AAA         10,300,900
   7,000      5.125%, 9/1/3, Ser. O (FGIC)                                                   Aaa/AAA          7,233,100
   3,750    West Kern Cnty. Water District, CP, 5.625%, 6/1/31                               Baa2/NR          3,909,712
            Total California Municipal Bonds & Notes (cost-$339,523,753)                                  -------------
                                                                                                            354,713,307
                                                                                                          -------------
 OTHER MUNICIPAL BONDS & NOTES--7.2%
            ILLINOIS--1.4%
   5,500    Educational Facs. Auth Revs, 5.00% 7/1/33, Ser. A                                 Aa1/AA          5,631,670
            LOUISIANA--0.4%
   1,750    Tobacco Settlement Finance Corp. Rev., 5.875%, 5/15/39 Ser. 2001-B               Baa3/BBB         1,535,537
            NEVADA--0.5%
   2,025    Clark Cnty. Bond Bank GO, 5.00%, 6/1/32 (MBIA)                                   Aaa/AAA          2,069,469
            NEW JERSEY--1.4%
   6,210    Tobacco Settlement Finance Corp., 6.00%-6.125%, 6/1/37-6/1/42
            NEW YORK--0.6%                                                                   Baa3/BBB         5,510,223
   2,000    State Dorm Auth Revs., 6.25%, 8/15/15 (FHA)                                      Aa2/AAA          2,336,160
            PUERTO RICO--2.5%
   3,100    Commonwealth Public Finance Corp., 5.75%, 8/1/27, Ser. A                        Baa2/BBB+         3,500,427
            Electric Power Auth. Power Rev.,
   1,250      5.125%, 7/1/29, Ser. NN                                                         A3/A-           1,299,087
   5,000      5.25%, 7/1/29, Ser. HH (FSA)                                                   Aaa/AAA          5,316,900
                                                                                                          -------------
                                                                                                             10,116,414
                                                                                                          -------------
            RHODE ISLAND--0.3%
   1,500    Tobacco Settlement Financing Corp. 6.125%, 6/1/32, Ser. A                        Baa3/BBB         1,367,640

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

------------------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                                  Credit Rating
    (000)                                                                                  (Moody's/S&P)        Value
------------------------------------------------------------------------------------------------------------------------

              SOUTH CAROLINA--0.1%
$ 340         Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B               Baa3/BBB      $    317,540
                                                                                                            ------------
              Total Other Municipal Bonds & Notes (cost-$27,507,806)                                          28,884,653
                                                                                                            ------------
CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)--2.7%
10,003        Los Angeles Wastewater System Rev., RITES, 7.99%, 6/1/28,
                Ser. 318 (FGIC) (cost-$9,056,203)                                              Aaa/NR         10,626,656
                                                                                                            ------------
CALIFORNIA VARIABLE RATE DEMAND NOTES (c)(f)--0.4%
1,500         Newport Beach Presbyterian Hospital Rev., 1.68%, 11/1/04 (cost-$1,500,000)      VMIG1/A1+        1,500,000
                                                                                                            ------------
U.S. TREASURY BILLS (g)--1.3%
5,300         1.56%-1.67%, 12/2/04-12/16/04 (cost-$5,289,541)                                  Aaa/AAA         5,288,910
                                                                                                            ------------
              TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$382,877,303)--100.5%                      401,013,526
                                                                                                            ------------
CALL OPTIONS WRITTEN (h)--(0.5)%

Contracts
---------
              U.S. Treasury Bond Futures, Chicago Board of Trade Call,
  (217)         Strike price $108, expires 11/26/04                                                           (1,274,875)
  (117)         Strike price $109, expires 11/26/04                                                             (537,469)
  (202)         Strike price $114, expires 11/26/04                                                             (113,625)
                                                                                                            ------------
              Total call options written (premiums received--$1,269,087)                                      (1,925,969)
                                                                                                            ------------
              TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$381,608,216)--100.0%                    $399,087,557
                                                                                                            ------------

14 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

-----------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                    Credit Ratings
    (000)                                                                     (Moody's/S&P)        Value
-----------------------------------------------------------------------------------------------------------

 NEW YORK MUNICIPAL BONDS & NOTES--81.6%
 $  3,265  Albany Indl. Dev. Agcy. Civic Fac. Rev., 5.30%, 4/1/29, Ser. A         Baa3/NR      $  3,355,832
    1,000  Long Island Power Auth. Electric System Rev., 5.375%, 5/1/33
             Ser. L (b)                                                           Baa1/A-         1,035,700
           Metropolitan Transportation Auth., NY Service Contract, Ser. A,
    6,040    5.00%, 7/1/25 (FGIC)                                                 Aaa/AAA         6,309,142
    8,150    5.00%, 7/1/30 (AMBAC)                                                Aaa/AAA         8,395,152
    1,375    5.125%, 1/1/29                                                        A3/AA-         1,415,714
    1,500  Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35         Ba1/BBB         1,500,300
           New York City, GO, Ser. J,
    5,000    5.125%, 5/15/29 (MBIA)                                               Aaa/AAA         5,159,350
      300    5.25%, 6/1/28                                                          A2/A            313,680
           New York City Municipal Water Finance Auth., Water & Sewer
             System Rev.,
    7,605    4.75%, 6/15/31, Ser. A (FGIC)                                        Aaa/AAA         7,639,070
    7,000    5.125%, 6/15/21, Ser. A (AMBAC)                                      Aaa/AAA         7,322,420
    5,000    5.125%, 6/15/33, Ser. C                                              Aa2/AA+         5,173,300
    5,000    5.25%, 6/15/25, Ser. D                                               Aa2/AA+         5,344,250
    2,250  New York City Transitional Finance Auth., Rev.,
             4.75%, 11/15/23 Ser. B                                               Aa2/AA+         2,302,695
    1,000  Niagara Falls Public Water Auth., Water & Sewer System Rev.,
             5.00%, 7/15/34, Ser. A (MBIA)                                        Aaa/AAA         1,031,240
    8,000  Port Auth. of New York & New Jersey Rev.,
             5.00%, 9/1/29-9/1/38                                                  A1/AA-         8,272,670
    4,515  Sachem Central School District of Holbrook, GO.,
             5.00%, 10/15/30, Ser B (MBIA)                                        Aaa/AAA         4,676,321
    6,550  State Dormitory Auth. Lease Rev., 4.75%, 1/15/29, Ser. 1 (FSA)         Aaa/AAA         6,584,518
    1,535  State Dormitory Auth. Rev., Augustana Lutheran Home for the
             Aged Inc., 5.50%, 2/1/31-2/1/41 (MBIA)                               Aaa/AAA         1,627,160
    7,400  State Dormitory Auth. Rev., Lenox Hill Hospital Obligation Group,
             5.50%, 7/1/30                                                         A3/NR          7,771,850
    4,000  State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
             5.00%, 7/1/34, Ser. 1                                                 Aa2/AA         4,098,640
           State Dormitory Auth. Rev., Mental Health Services Fac.
           Improvement, Ser D, (MBIA)
    7,985    4.75%, 2/15/25                                                       Aaa/AAA         8,064,291
       15    4.75%, 2/15/25 (Pre-refunded @ 100, 8/15/08) (a)                     Aaa/AAA            16,519
    1,825  State Dormitory Auth. Rev., Mount Sinai Health,
             6.50%, 7/1/25, Ser. A,                                                Ba1/BB         1,875,315
    7,000  State Dormitory Auth. Rev., New York & Presbyterian Hospital,
             4.75%, 8/1/27 (AMBAC)                                                Aaa/AAA         7,051,240
      845  State Dormitory Auth. Rev., New York Univ.,
             5.50%, 7/1/20-7/1/21, Ser. 2 (AMBAC)                                 Aaa/AAA           948,250

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 15

PIMCO NEW YORK MUNICIPAL INCOME FUND  SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

--------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                        Credit Ratings
    (000)                                                                         (Moody's/S&P)      Value
--------------------------------------------------------------------------------------------------------------

           State Dormitory Auth. Rev., State Univ., Ser B. (FSA)
 $ 1,045     4.75%, 5/15/28                                                          Aaa/AAA      $  1,054,092
   1,270     4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08) (a)                        Aaa/AAA         1,393,990
   1,275   State Dormitory Auth. Rev., Winthrop Univ. Hospital Assoc.,
             5.25%, 7/1/31, Ser. A (AMBAC)                                           Aaa/AAA         1,341,376
   5,000   State Thruway Auth. General Rev., 4.75%, 1/1/19, Ser. E                   Aa3/AA-         5,173,800
   3,975   State Urban Dev. Corp. Rev., Correctional Facility Service
             4.75%, 1/1/28, Ser. B (AMBAC) (a) (Pre-refunded @ 101, 1/1/09)          Aaa/AAA         4,378,701
     130   Tobacco Trust II Rev., 5.75%, 6/1/43                                      Ba1/BBB           116,766
   7,000   Triborough Bridge & Tunnel Auth. Rev., 5.00%, 1/1/27-1/1/32, Ser. A       Aa3/AA-         7,168,170
   2,945   Warren & Washington Cntys, Indl. Dev. Agcy., Glens Falls
             Hospital Project, 5.00%, 12/1/27, Ser C (FSA)                           Aaa/AAA         3,067,011
                                                                                                  ------------
           Total New York Municipal Bonds & Notes (cost-$123,869,899)                              130,978,525
                                                                                                  ------------
 OTHER MUNICIPAL BONDS & NOTES--5.3%
           ILLINOIS--2.6%
   4,000   Educational Facs. Auth Rev., 5.00%, 7/1/33, Ser. A                         Aa1/AA         4,095,760
                                                                                                  ------------
           LOUISIANA--0.4%
     750   Tobacco Settlement Finance Corp., 5.875%, 5/15/39, Ser. 2001-B            Baa3/BBB          658,088
                                                                                                  ------------
           PUERTO RICO--2.3%
     195   Commonwealth GO, 5.00%, 7/1/11, Ser A                                     Baa1/AAA          218,882
   1,500   Commonwealth Highway & Transportation Auth Rev.,
             5.25%, 7/1/38, Ser. D                                                    Baa1/A         1,559,310
     500   Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser NN                    A3/A-            519,635
   1,300   Public Finance Corp., 5.75%, 8/1/27, Ser. A                              Baa2/BBB+        1,467,921
                                                                                                  ------------
                                                                                                     3,765,748
                                                                                                  ------------
           Total Other Municipal Bonds & Notes (cost-$8,213,369)                                     8,519,596
                                                                                                  ------------
 CALIFORNIA VARIABLE RATE NOTES (c)(d)(e)--1.2%
   1,240   State Economic Recovery, 18.22%, 1/1/10, Ser. 935 (cost-$1,696,587)        Aa3/NR         1,961,866
                                                                                                  ------------
 NEW YORK VARIABLE RATE NOTES (c)(d)(e)--9.0%
   5,173   New York City Transitional Finance Auth. Rev.,
             7.45%, 11/1/23, Ser. 362                                                 Aa2/NR         5,451,505
  11,020   Tobacco Trust II Rev., 8.43%-8.67%, 12/1/09                                 A1/A          9,048,443
                                                                                                  ------------
           Total New York Variable Rate Notes (cost-$15,995,663)                                    14,499,948
                                                                                                  ------------
 NEW YORK VARIABLE RATE DEMAND NOTES (c)(f)--1.6%
   1,000   New York City, GO, 1.71%, 11/1/04, Ser. B2                               VMIG1/A-1+       1,000,000
   1,500   State Local Government Assistance Corp., 1.47%, 11/1/04, Ser A            Aaa/A-1+        1,500,000
                                                                                                  ------------
           Total New York Variable Rate Demand Notes (cost-$2,500,000)                               2,500,000
                                                                                                  ------------

16 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)

--------------------------------------------------------------------------------------------------------------------
Principal
   Amount                                                                               Credit Ratings
    (000)                                                                               (Moody's/S&P)       Value
--------------------------------------------------------------------------------------------------------------------

CALIFORNIA VARIABLE RATE DEMAND NOTES (c)(f)--0.3%
$   500    Metropolitan Water District Southern California Waterworks Rev.
             1.70%, 11/1/04, Ser. B-3 (cost-$500,000)                                     VMIG/A-1+     $    500,000
                                                                                                        ------------
U.S. TREASURY BILLS (g)--1.5%
  2,405      1.135%-1.31499%, 12/2/04-12/16/04, (cost-$2,400,230)                          AAA/AAA         2,399,953
                                                                                                        ------------
           Total Investments before call options written (cost-$155,175,748)-100.5%                      161,359,888
                                                                                                        ------------
CALL OPTIONS WRITTEN (h)--(0.5)%

Contracts  U.S. Treasury Bond Futures, Chicago Board of Trade:
---------
    (89)     Strike price $108, expires 11/26/04                                                            (522,875)
    (47)     Strike price $109, expires 11/26/04                                                            (215,906)
    (82)     Strike price $114, expires 11/26/04                                                             (46,125)
                                                                                                        ------------
           Total call options written (premiums received-$516,545)                                          (784,906)
                                                                                                        ------------
           TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$154,659,203)--100.0%                   $160,574,982
                                                                                                        ------------

--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS:

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b) Illiquid Security.

(c) Variable Rate Notes -- instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d) 144A Security -- Security exempt from registration under Rule 144A of the
    Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

(e) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f) Maturity date shown is date of next call.

(g) All or partial principal amount segregated as initial margin on futures contracts.

(h) Non-income producing.
--------------------------------------------------------------------------------

GLOSSARY:

AMBAC -- insured by American Municipal Bond Assurance Corp.
CP -- Certificates of Participation
FGIC -- insured by Financial Guaranty Insurance Co.
FSA -- insured by Financial Security Assurance, Inc.
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
Radian - insured by Radian Guaranty Inc.
RITES -- Residual Interest Tax Exempt Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 17

PIMCO MUNICIPAL INCOME FUND  STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   California          New York
                                                                  Municipal         Municipal         Municipal
                                                              -------------     -------------     -------------

ASSETS:
Investments, at value (cost-$518,330,140, $382,877,303
  and $155,175,748, respectively)                             $ 539,347,687     $ 401,013,526     $ 161,359,888
----------------------------------------------------------    -------------     -------------     -------------
Cash                                                              3,519,125         1,544,225           482,030
----------------------------------------------------------    -------------     -------------     -------------
Interest receivable                                              10,525,269         5,942,148         2,976,379
----------------------------------------------------------    -------------     -------------     -------------
Prepaid expenses                                                     34,526            24,480            13,690
----------------------------------------------------------    -------------     -------------     -------------
  Total Assets                                                  553,426,607       408,524,379       164,831,987
----------------------------------------------------------    -------------     -------------     -------------

LIABILITIES:
Options written, at value (premiums received--$1,721,266,
  $1,269,087, and $516,545, respectively)                         2,610,500         1,925,969           784,906
----------------------------------------------------------    -------------     -------------     -------------
Dividends payable to common and preferred shareholders            2,011,753         1,405,711           565,827
----------------------------------------------------------    -------------     -------------     -------------
Payable for variation margin on futures contracts                   731,437           409,150           257,938
----------------------------------------------------------    -------------     -------------     -------------
Investment management fees payable                                  208,670           154,003            62,170
----------------------------------------------------------    -------------     -------------     -------------
Accrued expenses                                                     90,257            73,182            43,464
----------------------------------------------------------    -------------     -------------     -------------
  Total Liabilities                                               5,652,617         3,968,015         1,714,305
----------------------------------------------------------    -------------     -------------     -------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE
  PER SHARE APPLICABLE TO AN AGGREGATE OF 8,000, 6,000 AND
  2,520, SHARES ISSUED AND OUTSTANDING, RESPECTIVELY)         $ 200,000,000     $ 150,000,000        63,000,000
----------------------------------------------------------    -------------     -------------     -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  $ 347,773,990     $ 254,556,364     $ 100,117,682
----------------------------------------------------------    -------------     -------------     -------------
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS:
Common stock (no par value):
  Paid-in capital                                             $ 344,373,873     $ 252,748,809     $ 104,357,995
----------------------------------------------------------    -------------     -------------     -------------
Undistributed net investment income                               9,066,951         4,489,565         1,092,320
----------------------------------------------------------    -------------     -------------     -------------
Accumulated net realized loss                                   (22,109,413)      (18,306,268)       (9,889,326)
----------------------------------------------------------    -------------     -------------     -------------
Net unrealized appreciation of investments, futures
  contracts and options written                                  16,442,579        15,624,258         4,556,693
----------------------------------------------------------    -------------     -------------     -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                  $ 347,773,990     $ 254,556,364     $ 100,117,682
----------------------------------------------------------    -------------     -------------     -------------
Common Shares Outstanding                                        24,259,743        17,811,229         7,366,004
----------------------------------------------------------    -------------     -------------     -------------
NET ASSET VALUE PER COMMON SHARE                              $       14.34     $       14.29     $       13.59
----------------------------------------------------------    -------------     -------------     -------------

18 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUND  STATEMENTS OF OPERATIONS
For the six months ended October 31, 2004 (unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                 California          New York
                                                                Municipal         Municipal         Municipal
                                                             ------------      ------------      ------------

INTEREST INCOME:
Interest                                                     $ 15,678,226      $ 10,780,198      $  4,319,625
---------------------------------------------------------    ------------      ------------      ------------
EXPENSES:
Investment management fees                                      1,766,826         1,301,733           526,672
---------------------------------------------------------    ------------      ------------      ------------
Auction agent fees and commissions                                264,434           196,696            82,277
---------------------------------------------------------    ------------      ------------      ------------
Custodian and accounting agent fees                                60,799            49,886            34,167
---------------------------------------------------------    ------------      ------------      ------------
Reports to shareholders                                            25,585            17,275             7,360
---------------------------------------------------------    ------------      ------------      ------------
Audit and tax services                                             19,626            17,083            11,800
---------------------------------------------------------    ------------      ------------      ------------
Transfer agent fees                                                17,870            17,413            16,202
---------------------------------------------------------    ------------      ------------      ------------
New York Stock Exchange listing fees                               16,399            16,076            16,060
---------------------------------------------------------    ------------      ------------      ------------
Trustees' fees and expenses                                        12,097             7,452             4,606
---------------------------------------------------------    ------------      ------------      ------------
Insurance expense                                                   6,422             5,032             3,082
---------------------------------------------------------    ------------      ------------      ------------
Investor relations                                                  3,985             2,543             1,348
---------------------------------------------------------    ------------      ------------      ------------
Legal fees                                                            275             2,705             3,511
---------------------------------------------------------    ------------      ------------      ------------
Miscellaneous                                                       6,657             5,272             4,768
---------------------------------------------------------    ------------      ------------      ------------
  Total expenses                                                2,200,975         1,639,166           711,853
---------------------------------------------------------    ------------      ------------      ------------
  Less: investment management fees waived                        (543,639)         (400,533)         (162,053)
---------------------------------------------------------    ------------      ------------      ------------
   custody credits earned on cash balances                         (5,261)           (6,231)           (3,156)
---------------------------------------------------------    ------------      ------------      ------------
  Net expenses                                                  1,652,075         1,232,402           546,644
---------------------------------------------------------    ------------      ------------      ------------
NET INVESTMENT INCOME                                          14,026,151        9,547,796          3,772,981
---------------------------------------------------------    ------------      -------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
  Investments                                                     724,609           448,968          (285,121)
---------------------------------------------------------    ------------     -------------      ------------
  Futures contracts                                            (3,691,864)       (1,127,247)       (1,335,486)
---------------------------------------------------------    ------------     -------------      ------------
  Options written                                                (604,495)         (458,078)         (185,178)
---------------------------------------------------------    ------------     -------------      ------------
Net change in unrealized appreciation/depreciation of:
---------------------------------------------------------
  Investments                                                  16,610,424        12,726,830         5,631,151
---------------------------------------------------------    ------------     -------------      ------------
  Futures contracts                                            (7,694,796)       (4,841,739)         (273,394)
---------------------------------------------------------    ------------     -------------      ------------
  Options written                                                (890,367)         (573,998)       (2,543,601)
---------------------------------------------------------    ------------     -------------      ------------
Net realized and unrealized gain on investments, futures
  contracts and options written                                 4,453,511         6,174,736         1,008,371
---------------------------------------------------------    ------------     -------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT
OPERATIONS                                                   $ 18,479,662      $ 15,722,532      $  4,781,352
---------------------------------------------------------    ------------     -------------      ------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                              (1,146,058)         (794,733)         (362,911)
---------------------------------------------------------    ------------     -------------      ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS RESULTING FROM INVESTMENT OPERATIONS            $ 17,333,604      $ 14,927,799      $  4,418,441
---------------------------------------------------------    ------------     -------------      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 19

PIMCO MUNICIPAL INCOME FUND  STATEMENTS OF CHANGES IN NET ASSETS
                        APPLICABLE TO COMMON SHAREHOLDERS

-----------------------------------------------------------------------------------------------------------
                                                                                    Municipal
                                                                       ------------------------------------
                                                                        Six months ended
                                                                        October 31, 2004         Year ended
                                                                             (unaudited)     April 30, 2004
                                                                       ------------------   ---------------

INVESTMENT OPERATIONS:
Net investment income                                                    $  14,026,151       $  28,112,091
--------------------------------------------------------------------     -------------       -------------
Net realized loss on investments, futures contracts and options
  written                                                                   (3,571,750)         (1,420,909)
--------------------------------------------------------------------     -------------       -------------
Net change in unrealized appreciation/depreciation of investments,
  futures contracts and options written                                      8,025,261             594,366
--------------------------------------------------------------------     -------------       -------------
Net increase in net assets resulting from investment operations             18,479,662          27,285,548
--------------------------------------------------------------------     -------------       -------------
DIVIDENDS ON PREFERRED SHARES FROM:
NET INVESTMENT INCOME                                                       (1,146,058)         (1,799,570)
--------------------------------------------------------------------     -------------       -------------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                      17,333,604          25,485,978
--------------------------------------------------------------------     -------------       -------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                (11,814,467)        (23,568,259)
--------------------------------------------------------------------     -------------       -------------
CAPITAL SHARE TRANSACTIONS:
Reinvestment of dividends                                                      470,981           2,178,230
--------------------------------------------------------------------     -------------       -------------
Total increase (decrease) in net assets applicable to common
  shareholders                                                               5,990,118           4,095,949
--------------------------------------------------------------------     -------------       -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                        341,783,872         337,687,923
--------------------------------------------------------------------     -------------       -------------
End of period (including undistributed net investment of $9,066,951 and $8,001,325, $4,489,565 and $3,965,290, and $1,092,320 and
  $994,944, respectively)                                                $ 347,773,990       $ 341,783,872
--------------------------------------------------------------------     -------------       -------------
COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS:                              33,249             155,843
--------------------------------------------------------------------     -------------       -------------

20 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------
           California                               New York
            Municipal                              Municipal
-----------------------------------   ------------------------------------
Six months ended                        Six months ended
October 31, 2004         Year ended     October 31, 2004        Year ended
     (unaudited)     April 30, 2004          (unaudited)    April 30, 2004
----------------   ----------------   ------------------   ---------------

 $  9,547,796       $  18,753,464        $  3,772,981       $  7,391,076
 ------------       -------------        ------------       ------------
   (1,136,357)         (3,164,654)         (1,805,785)        (2,164,329)
 ------------       -------------        ------------       ------------
    7,311,093          (2,472,451)          2,814,156          1,538,781
 ------------       -------------        ------------       ------------
   15,722,532          13,116,359           4,781,352          6,765,528
 ------------       -------------        ------------       ------------
     (794,733)         (1,198,190)           (362,911)          (515,620)
 ------------       -------------        ------------       ------------
   14,927,799          11,918,169           4,418,441          6,249,908
 ------------       -------------        ------------       ------------
   (8,228,788)        (16,450,259)         (3,312,694)        (6,599,432)
 ------------       -------------        ------------       ------------
           --             558,093              90,128            948,252
 ------------       -------------        ------------       ------------

    6,699,011          (3,973,997)          1,195,875            598,728
 ------------       -------------        ------------       ------------
  247,857,353         251,831,350          98,921,807         98,323,079
 ------------       -------------        ------------       ------------
 $254,556,364       $ 247,857,353        $100,117,682       $ 98,921,807
 ------------       -------------        ------------       ------------
           --              40,062               6,696             70,499
 ------------       -------------        ------------       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 21

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Municipal Income Fund ("Municipal"), PIMCO California Municipal Income
Fund ("California Municipal") and PIMCO New York Municipal Income Fund ("New
York Municipal"), collectively referred to as the "Funds", were organized as
Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC, serves as the Funds' Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly
Allianz Dresdner Asset Management of America L.P. AGI is an indirect majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of no par value common stock authorized.

Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California
Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New
York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York state and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds'
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(A) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair valued, pursuant to guidelines established by the
Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York
Stock Exchange.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for
U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S.
federal excise tax.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash

22 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involve the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(E) OPTION TRANSACTIONS
For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the
Funds pay a premium whether or not the option is exercised. Additionally, the
Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

(F) RESIDUAL INTEREST MUNICIPAL BONDS ("RIBS")/RESIDUAL INTEREST TAX EXEMPT
BONDS ("RITES")
The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index.
RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term.
The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s)
goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal
Bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed rate bond.

(G) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital.

(H) CUSTODY CREDITS EARNED ON CASH BALANCES
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT MANAGER/SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the
"Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the
Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of each Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive each Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through
June 30, 2006, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment
Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments.
Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the
Sub-Adviser will receive 0.25% of each Fund's average daily net assets
(including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30,
2006, and will receive an increasing amount (not to exceed 0.37% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The
Investment Manager informed the Funds that it paid the Sub-Adviser $679,548,
$500,667 and $202,566 in connection with sub-advisory services for Municipal,
California Municipal and New York Municipal, respectively, for the six months ended October 31, 2004.

3. INVESTMENTS IN SECURITIES
(a) For the six months ended October 31, 2004, purchases and sales of investments, other than short-term securities, were:

                                CALIFORNIA        NEW YORK
                MUNICIPAL       MUNICIPAL        MUNICIPAL
-----------------------------------------------------------

Purchases      $45,789,466     $14,630,133      $11,464,831
Sales           55,786,736       7,246,080       14,898,112

(b) Futures contracts outstanding at October 31, 2004:

                                                               Notional
                                                                 Value      Expiration      Unrealized
Fund                                   Type                      (000)         Date        Depreciation
-------------------------------------------------------------------------------------------------------

MUNICIPAL:               Short: U.S. Treasury 20 Year Bond      $(1,118)     12/20/04        $3,664,484
                         Long: Eurodollar Futures                 1,063      9/19/05             21,250
                                                                                           ------------
                                                                                             $3,685,734
                                                                                           ============
CALIFORNIA MUNICIPAL:    Short: U.S. Treasury 20 Year Bond         (658)     12/20/04        $1,830,383
                         Long: Eurodollar Futures                 1,235      9/19/05             24,700
                                                                                           ------------
                                                                                             $1,855,083
                                                                                           ============
NEW YORK MUNICIPAL:      Short: U.S. Treasury 20 Year Bond         (393)     12/20/04        $1,352,086
                         Long: Eurodollar Futures                   350      9/19/05              7,000
                                                                                           ------------
                                                                                             $1,359,086
                                                                                           ============

24 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONTINUED)
(c) Transactions in options written for the six months ended October 31, 2004 were:

                                                         Contracts      Premiums
---------------------------------------------------------------------------------

MUNICIPAL:
----------
Options outstanding, April 30, 2004                           533      $  337,164
Options written                                             1,401       2,114,663
Option terminated in closing purchase transactions           (967)       (577,735)
Options exercised                                            (240)       (152,826)
                                                         --------      ----------
Options outstanding, October 31, 2004                         727      $1,721,266
                                                         ========      ==========

CALIFORNIA MUNICIPAL:
---------------------
Options outstanding, April 30, 2004                           630      $  357,272
Options written                                               993       1,539,398
Options terminated in closing purchase transactions          (674)       (406,872)
Options exercised                                            (413)       (220,711)
                                                         --------      ----------
Options outstanding, October 31, 2004                         536      $1,269,087
                                                         ========      ==========

NEW YORK MUNICIPAL:
-------------------
Options outstanding, April 30, 2004                           149      $   96,564
Options written                                               405         627,239
Options terminated in closing purchase transactions          (276)       (166,673)
Options exercised                                             (60)        (40,585)
                                                         --------      ----------
Options outstanding, October 31, 2004                         218      $  516,545
                                                         ========      ==========

4. INCOME TAX INFORMATION
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at September 30,
2004 were:

                                                Gross            Gross            Net
                             Cost of         Unrealized       Unrealized       Unrealized
                           Investments      Appreciation     Depreciation     Appreciation
------------------------------------------------------------------------------------------

MUNICIPAL                 $518,330,140      $29,372,412       $8,354,865      $21,017,547
CALIFORNIA MUNICIPAL       382,877,303       20,437,761        2,301,538       18,136,223
NEW YORK MUNICIPAL         155,175,748        8,667,950        2,483,810        6,184,140

5. AUCTION PREFERRED SHARES
Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of
Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series
E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A,
2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares
Series C, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures.

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

5. AUCTION PREFERRED SHARES (CONTINUED)
For the six months ended October 31, 2004, the annualized dividend rates ranged from:

                       High        Low    At October 31, 2004
-------------------------------------------------------------
Municipal:
----------
  Series A             1.50%       0.85%        1.50%
  Series B             1.55%       0.45%        1.50%
  Series C             1.55%       0.75%        1.55%
  Series D             1.55%       0.50%        1.28%
  Series E             1.55%       0.90%        1.50%

California Municipal:
---------------------
  Series A             1.50%      0.600%        1.50%
  Series B             1.55%      0.450%        1.55%
  Series C             1.53%      0.942%        1.40%

New York Municipal:
-------------------
  Series A             1.55%       0.85%        1.55%

The Funds are subject to certain limitations and restrictions while Preferred
Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On November 1, 2004, the following dividends were declared to common shareholders payable December 1, 2004 to shareholders of record on November 12,
2004:

Municipal                $0.08125 per common share
California Municipal       $0.077 per common share
New York Municipal         $0.075 per common share

On December 1, 2004, the following dividends were declared to common shareholders payable December 31, 2004 to shareholders of record on December
17, 2004:

Municipal                $0.08125 per common share
California Municipal       $0.077 per common share
New York Municipal         $0.075 per common share

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the
"Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment
Manager and its affiliates have been dismissed from the related complaint the

26 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (CONTINUED)
Commission filed on May 6, 2004 in the U.S. District Court in the Southern
District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Funds.

In a related action on June 1, 2004, the Attorney General of the State of New
Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17,
2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay
New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space"
arrangements with certain broker-dealers. In the settlement, the Investment
Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California
Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the
Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the
State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California
Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the
Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S.
District Court in the Southern District of New York, the Central District of
California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of Maryland; the remaining four lawsuits concern "revenue sharing"
with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Funds have been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, AGI, the Funds, other open-
and closed-end funds advised or distributed by the Investment Manager, the
SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the
Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the
Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment
Manager, the Sub-Adviser, and certain of their affiliates (together, the
"Applicants") have sought exemptive relief from the Commission under Section
9(c) of the Investment

                   10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUND  NOTES TO FINANCIAL STATEMENTS
October 31, 2004 (unaudited)
--------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS (CONTINUED)
Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Funds and their shareholders. However, the
Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment
Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Funds.

8. CORPORATE CHANGES
On July 29, 2004, Stephen Treadway resigned as the Funds' Chairman. On
September 14, 2004, David C. Flattum was appointed to the Board of Trustees. On
October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On
December 14, 2004, Thomas J. Fuccillo was appointed Secretary of the Funds.

28 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

-------------------------------------------------------------------------------------------------------------------------
                                                                               MUNICIPAL
                                                   ----------------------------------------------------------------------
                                                         Six months                                        For the period
                                                              ended                                        June 29, 2001*
                                                   October 31, 2004       Year ended       Year ended             through
                                                        (unaudited)   April 30, 2004   April 30, 2003      April 30, 2002
                                                   ----------------   --------------   --------------      --------------

Net asset value, beginning of period                   $14.11            $14.03           $14.22              $14.33**
---------------------------------------------      ----------------   --------------   --------------      --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.58              1.16             1.19                 0.91
---------------------------------------------      ----------------   --------------   --------------      --------------
Net realized and unrealized gain (loss) on
investments, futures contracts and options
written                                                  0.19             (0.03)           (0.26)               (0.07)
---------------------------------------------      ----------------   --------------   --------------      --------------
Total from investment operations                         0.77              1.13             0.93                 0.84
---------------------------------------------      ----------------   --------------   --------------      --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED
SHARES FROM:
Net investment income                                   (0.05)            (0.07)           (0.10)               (0.09)
---------------------------------------------      ----------------   --------------   --------------      --------------
Net realized gains                                         --                --            (0.00)+              (0.00)+
---------------------------------------------      ----------------   --------------   --------------      --------------
Total dividends and distributions on
preferred shares                                        (0.05)            (0.07)           (0.10)               (0.09)
---------------------------------------------      ----------------   --------------   --------------      --------------
Net increase in net assets applicable to
common shares resulting from investment
operations                                               0.72              1.06             0.83                 0.75
---------------------------------------------      ----------------   --------------   --------------      --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income                                   (0.49)            (0.98)           (0.98)               (0.71)
---------------------------------------------      ----------------   --------------   --------------      --------------
Net realized gains                                         --                --            (0.04)               (0.02)
---------------------------------------------      ----------------   --------------   --------------      --------------
Total dividends and distributions to common
shareholders                                            (0.49)            (0.98)           (1.02)               (0.73)
---------------------------------------------      ----------------   --------------   --------------      --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to
paid-in capital                                            --                --              --                 (0.03)
---------------------------------------------      ----------------   --------------   --------------      --------------
Preferred shares offering costs/underwriting
discounts charged to paid-in capital                       --                --              --                 (0.10)
---------------------------------------------      ----------------   --------------   --------------      --------------
Total capital share transactions                           --                --              --                 (0.13)
---------------------------------------------      ----------------   --------------   --------------      --------------
Net asset value, end of period                         $14.34            $14.11           $14.03               $14.22
---------------------------------------------      ----------------   --------------   --------------      --------------
Market price, end of period                            $14.49            $13.55           $14.22               $14.70
---------------------------------------------      ----------------   --------------   --------------      --------------
TOTAL INVESTMENT RETURN (1)                             10.73%             2.15%            3.79%                3.10%
---------------------------------------------      ----------------   --------------   --------------      --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)                    $347,774          $341,784         $337,688             $338,703
---------------------------------------------      ----------------   --------------   --------------      --------------
Ratio of expenses to average net
assets (2)(3)(5)                                         0.97%(4)          0.98%           1.00%                 0.91%(4)
---------------------------------------------      ----------------   --------------   --------------      --------------
Ratio of net investment income to average
net assets (2)(5)                                        8.20%(4)          8.22%           8.21%                 7.64%(4)
---------------------------------------------      ----------------   --------------   --------------      --------------
Preferred shares asset coverage per share             $68,463           $67,719         $67,206              $67,332
---------------------------------------------      ----------------   --------------   --------------      --------------
Portfolio turnover                                          9%               16%             27%                  39%
---------------------------------------------      ----------------   --------------   --------------      --------------

*     Commencement of operations.
**    Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+     Less than $0.005 per share.
(1)   Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)   Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)   Annualized.
(5)   During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.28%
      (annualized) and 7.88% (annualized) for the six months ended October 31,
      2004, respectively, 1.30% and 7.91%, respectively, for the year ended
      April 30, 2004, 1.32% and 7.89%, respectively for the year ended April
      30, 2003 and 1.21% (annualized) and 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30,
      2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                 | 10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUND  FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:
-------------------------------------------------------------------------------------------------------------------------
                                                                              CALIFORNIA
                                                                               MUNICIPAL
                                                   ----------------------------------------------------------------------
                                                         Six months                                        For the period
                                                              ended                                        June 29, 2001*
                                                   October 31, 2004       Year ended       Year ended             through
                                                        (unaudited)   April 30, 2004   April 30, 2003      April 30, 2002
                                                   ----------------   --------------   --------------      --------------

Net asset value, beginning of period                    $13.92           $14.17            $14.00             $14.33**
---------------------------------------------      ----------------   --------------   --------------      --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.54             1.05              1.12               0.83
---------------------------------------------      ----------------   --------------   --------------      --------------
Net realized and unrealized gain (loss) on
investments, futures contracts and options
written                                                   0.34            (0.31)             0.07              (0.25)
---------------------------------------------      ----------------   --------------   --------------      --------------
Total from investment operations                          0.88             0.74              1.19               0.58
---------------------------------------------      ----------------   --------------   --------------      --------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                        (0.05)           (0.07)            (0.10)             (0.09)
---------------------------------------------      ----------------   --------------   --------------      --------------
Net increase in net assets applicable to
common shares resulting from investment
operations                                                0.83             0.67              1.09               0.49
---------------------------------------------      ----------------   --------------   --------------      --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
NET INVESTMENT INCOME                                    (0.46)           (0.92)            (0.92)             (0.68)
---------------------------------------------      ----------------   --------------   --------------      --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to
paid-in capital                                             --               --                 --             (0.03)
---------------------------------------------      ----------------   --------------   --------------      --------------
Preferred shares offering costs/underwriting
discounts charges to paid-in capital                        --               --                 --             (0.11)
---------------------------------------------      ----------------   --------------   --------------      --------------
Total capital share transactions                            --               --                 --             (0.14)
---------------------------------------------      ----------------   --------------   --------------      --------------
Net asset value, end of period                          $14.29           $13.92            $14.17             $14.00
---------------------------------------------      ----------------   --------------   --------------      --------------
Market price, end of period                             $14.03           $13.19            $14.15             $14.71
---------------------------------------------      ----------------   --------------   --------------      --------------
TOTAL INVESTMENT RETURN (1)                              10.01%           (0.28)%            2.64%              2.82%
---------------------------------------------      ----------------   --------------   --------------      --------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------
Net assets applicable to common
shareholders, end of period (000)                     $254,556          $247,857          $251,831          $246,682
---------------------------------------------      ----------------   --------------   --------------      --------------
Ratio of expenses to average net
assets (2)(3)(5)                                          0.99%(4)         1.01%              1.03%             0.94%(4)
---------------------------------------------      ----------------   --------------   --------------      --------------
Ratio of net investment income to average
net assets (2)(5)                                         7.66%(4)         7.53%              7.89%             7.03%(4)
---------------------------------------------      ----------------   --------------   --------------      --------------
Preferred share asset coverage per share               $67,416          $66,306            $66,967           $66,109
---------------------------------------------      ----------------   --------------   --------------      --------------
Portfolio turnover                                           2%              25%                15%               45%
---------------------------------------------      ----------------   --------------   --------------      --------------

*     Commencement of operations.
**    Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)   Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)   Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)   Annualized.
(5)   During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.31%
      (annualized) and 7.34% (annualized), respectively, for the six months ended October 31, 2004, 1.33% and 7.21%, respectively for the year ended
      April 30, 2004, 1.34% and 7.58%, respectively for the year ended April
      30, 2003 and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30,
      2002.

30 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.04 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUND  FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
----------------------------------------------------------------------------------------------------------------------------
                                                                                  NEW YORK
                                                                                 MUNICIPAL
                                                     -----------------------------------------------------------------------
                                                           Six months                                         For the period
                                                                ended                                         June 29, 2001*
                                                     October 31, 2004       Year ended       Year ended              through
                                                          (unaudited)   April 30, 2004   April 30, 2003       April 30, 2002
                                                     ----------------   --------------   --------------       --------------

Net asset value, beginning of period                        $13.44           $13.49           $13.92              $14.33**
-----------------------------------------------      ----------------   --------------   --------------       --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.51             1.00             1.04                0.82
-----------------------------------------------      ----------------   --------------   --------------       --------------
Net realized and unrealized gain (loss) on
investments, futures contracts and options
written                                                       0.14            (0.08)           (0.47)              (0.26)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Total from investment operations                              0.65             0.92             0.57                0.56
-----------------------------------------------      ----------------   --------------   --------------       --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED
SHARES FROM:
Net investment income                                        (0.05)           (0.07)           (0.10)              (0.09)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Net realized gains                                              --               --               --               (0.01)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Total dividends and distributions on preferred
shares                                                       (0.05)           (0.07)           (0.10)              (0.10)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Net increase in net assets applicable to
common shares resulting from investment
operations                                                    0.60             0.85             0.47                0.46
-----------------------------------------------      ----------------   --------------   --------------       --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income                                        (0.45)           (0.90)           (0.90)              (0.67)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Net realized gains                                              --               --               --               (0.05)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Total dividends and distributions to common
shareholders                                                 (0.45)           (0.90)           (0.90)              (0.72)
-----------------------------------------------      ----------------   --------------   --------------       --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to
paid-in capital                                                 --               --               --               (0.03)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Preferred shares offering costs/underwriting
discounts charged to paid-in-capital                            --               --               --               (0.12)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Total capital share transactions                                --               --               --               (0.15)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Net asset value, end of period                              $13.59           $13.44           $13.49              $13.92
-----------------------------------------------      ----------------   --------------   --------------       --------------
Market price, end of period                                 $13.87           $12.70           $13.55              $14.20
-----------------------------------------------      ----------------   --------------   --------------       --------------
TOTAL INVESTMENT RETURN (1)                                  12.98%            0.21%            1.82%              (0.34)%
-----------------------------------------------      ----------------   --------------   --------------       --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)                         $100,118          $98,922          $98,323            $100,413
-----------------------------------------------      ----------------   --------------   --------------       --------------
Ratio of expenses to average net
asset (2)(3)(5)                                               1.11%(4)         1.10%            1.13%               1.04%(4)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Ratio of net investment income to average
net assets (2)(5)                                             7.66%(4)         7.41%            7.46%               7.07%(4)
-----------------------------------------------      ----------------   --------------   --------------       --------------
Preferred shares asset coverage per share                  $64,721          $64,251          $64,016             $64,834
-----------------------------------------------      ----------------   --------------   --------------       --------------
Portfolio turnover                                               7%              39%              23%                 51%
-----------------------------------------------      ----------------   --------------   --------------       --------------

*     Commencement of operations.
**    Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)   Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)   Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)   Annualized.
(5)   During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.44%
      (annualized) and 7.33% (annualized), respectively, for the six months ended October 31, 2004, 1.43% and 7.08%, respectively for the year ended
      April 30, 2004, 1.45% and 7.14%, respectively for the year ended April
      30, 2003 and 1.34% (annualized) and 6.77% (annualized), respectively for the period June 29, 2001 (commencement of operations) through April 30,
      2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                 | 10.31.04 | PIMCO Municipal Income Funds Semi-Annual Report 31

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
  Chairman of the Board of Trustees
Paul Belica
  Trustee
John J. Dalessandro II
  Trustee
David C. Flattum
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Secretary
Youse Guia
  Chief Compliance Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i)
without charge, upon request, by calling the Funds' transfer agent at (800)
331-1710; (ii) on the Funds' website at www.pimcoadvisors.com; and (iii) on the
Securities and Exchange Commission's website at www.sec.gov.

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income
Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the
Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

The Funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission (the "Commission") for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the
Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at
www.sec.gov, and (iii) at the Commission's Public Reference Room located at the
Commission's headquarters' office, 450 5th Street N.W. Room 1200, Washington,
D.C. 20459, (202) 942-8090.

Information on the Funds is available at www.pimcoadvisors.com or by calling the
Funds' transfer agent 1-800-331-1710.

                             [PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT  Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES Not required in this filing

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES.

                                                                     TOTAL NUMBER
                                                                 OF SHARES PURCHASED               MAXIMUM NUMBER OF
                         TOTAL NUMBER          AVERAGE           AS PART OF PUBLICLY             SHARES THAT MAY YET BE
                           OF SHARES         PRICE PAID           ANNOUNCED PLANS OR           PURCHASED UNDER THE PLANS
       PERIOD              PURCHASED          PER SHARE                PROGRAMS                       OR PROGRAMS
       ------              ---------          ---------                --------                       -----------

May 2004                      N/A                N/A                      N/A                              N/A
June 2004                     N/A                N/A                      N/A                              N/A
July 2004                     N/A                N/A                      N/A                              N/A
August 2004                   N/A               13.46                  6,695.9553                          N/A
September 2004                N/A                N/A                      N/A                              N/A
October 2004                  N/A                N/A                      N/A                              N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the
Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the
PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating
Committee Charter includes "Procedures for Shareholders to Submit Nominee
Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's
Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)  Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
     Sarbanes-Oxley Act of 2002

(b)  Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
     Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: January 10, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: January 10, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 10, 2005